Equity (Details Narrative)			6 Months Ended
	Nov. 03, 2021 shares	Aug. 13, 2021 USD ($) shares	Dec. 31, 2021 shares
IfrsStatementLineItems [Line Items]
Issue of ordinary shares on vesting of performance rights	7,875,000		7,875,000
Performance rights [member]
IfrsStatementLineItems [Line Items]
Issue of performance rights			83,937,500
Easy DNA [member]
IfrsStatementLineItems [Line Items]
Issue of ordinary shares for acquisition		209,363,400
Number of shares converted		348,939
Issue of ordinary shares for acquisition, fair value | $		$ 1,574,136